Prepayments and Premiums Under Operating Leases (Details) - Schedule of analyzed for reporting - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Analyzed For Reporting Abstract
Current asset		$ 82,714
Non-current asset		2,324,695
Total		$ 2,407,409